Investments (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jul. 18, 2014	Feb. 18, 2014
Sale of Equity Method Investment [Abstract]
Other than temporary impairment for equity method investments				$ 11,146	$ (76)
Australian Radio Network [Member]
Sale of Equity Method Investment [Abstract]
Percentage of ownership				50.00%
Equity Method Ownership Percentage Disposal							50.00%
Other than temporary impairment for equity method investments			$ 95,400
Equity Method Investment, Realized Gain (Loss) on Disposal		$ (2,400)
Australian Radio Network [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Sale of Equity Method Investment [Abstract]
Foreign exchange losses		$ 11,500
Buspak [Member]
Sale of Equity Method Investment [Abstract]
Percentage of ownership				50.00%
Equity Method Ownership Percentage Disposal						50.00%
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 4,500